Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation

NOTE 2: BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”), and include the accounts of Mystic Holdings Inc. and affiliates (collectively “Mystic Holdings” or the “Company”). The basis used for the preparation and presentation of the financial statements is based on the needs of the financial statement users. Financial presentation under the accrual method (basis of presentation under accounting principle generally accepted in the United States) provides the best approach to present the financial statements with the appropriate revenues since accounts receivable, net of allowance for doubtful debts, can be recorded against appropriate expenses which are incurred in the same period to generate those revenues.

We conduct business through a variety of corporate structures, including subsidiaries, variable interest entity (VIE) and primary beneficiary. Subsidiaries are those where we exercise control through 100 % ownership, VIE are those where we have controlling interest despite not having a majority of voting rights and primary beneficiary are those where we retain the authority to direct the activities. All of the assets, liabilities, revenues and expenses of our subsidiaries, VIE and primary beneficiary are included in our consolidated financial statements. All significant intercompany transactions and balances are eliminated.

NOTE 2: BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”), and include the accounts of Mystic Holdings, Inc. and affiliates (collectively “Mystic Holdings” or the “Company”). The basis used for the preparation and presentation of the financial statements is based on the needs of the financial statement users. Financial presentation under the accrual method (basis of presentation under accounting principle generally accepted in the United States) provides the best approach to present the financial statements with the appropriate revenues since accounts receivable, net of allowance for doubtful debts, can be recorded against appropriate expenses which are incurred in the same period to generate those revenues.

We conduct business through a variety of corporate structures, including subsidiaries, variable interest entity (VIE) and primary beneficiary. Subsidiaries are those where we exercise control through 100% ownership, VIE are those where we have controlling interest despite not having a majority of voting rights and primary beneficiary are those where we retain the authority to direct the activities. All of the assets, liabilities, revenues and expenses of our subsidiaries, VIE and primary beneficiary are included in our consolidated financial statements. All significant intercompany transactions and balances are eliminated.